Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 85,399		$ 82,386	$ 78,661
Accumulated amortization	30,230		27,112	15,871
Depreciation and amortization expense	4,000	$ 3,700	16,900	11,300	$ 9,100
Assets Under Capital Lease Obligations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19,800		20,400	20,900
Accumulated amortization	$ 7,500		7,000	4,100
Wireless Internet Infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross				3,866
Construction in process			$ 0	$ 9,800